Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS TRUST
Prospectus Date	rr_ProspectusDate	Jul. 29, 2016
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the Goldman Sachs High Yield Floating Rate Fund (the “Fund”)

Supplement dated September 30, 2016 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”)

dated July 29, 2016

Effective October 1, 2016, the performance benchmark index for the Goldman Sachs High Yield Floating Rate Fund will change because the Fund’s current benchmark, the Barclays U.S. High-Yield Loans Index, is being discontinued. Accordingly, the Fund’s Prospectus and SAI are revised as follows as of that date:

The following replaces the fifth paragraph under “Goldman Sachs High Yield Floating Rate Fund—Summary—Principal Strategy” in the Prospectus:

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Credit Suisse Leveraged Loan Index, plus or minus one year, and over the last five years ended June 30, 2016, the duration of the Index has ranged between 0.001 and 1.925 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The following replaces the last paragraph under “Goldman Sachs High Yield Floating Rate Fund—Summary—Principal Strategy” in the Prospectus:

The Fund’s benchmark index is the Credit Suisse Leveraged Loan Index.

The following is added below the last row in the table under “Goldman Sachs High Yield Floating Rate Fund—Summary—Average Annual Total Return” in the Prospectus:

Credit Suisse Leveraged Loan Index (reflects no deduction for fees or expenses)*	–0.38%	3.41%

*	Effective October 1, 2016, the Credit Suisse Leveraged Loan Index replaced the Barclays U.S. High Yield Loans Index as the Fund’s benchmark because the Barclays U.S. High Yield Loans Index was discontinued.

Goldman Sachs High Yield Floating Rate Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gst_SupplementTextBlock

GOLDMAN SACHS TRUST

Class A, Class C, Institutional, Class IR and Class R Shares of the Goldman Sachs High Yield Floating Rate Fund (the “Fund”)

Supplement dated September 30, 2016 to the

Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”)

dated July 29, 2016

Effective October 1, 2016, the performance benchmark index for the Goldman Sachs High Yield Floating Rate Fund will change because the Fund’s current benchmark, the Barclays U.S. High-Yield Loans Index, is being discontinued. Accordingly, the Fund’s Prospectus and SAI are revised as follows as of that date:

The following replaces the fifth paragraph under “Goldman Sachs High Yield Floating Rate Fund—Summary—Principal Strategy” in the Prospectus:

The Fund’s target duration range under normal interest rate conditions is expected to approximate that of the Credit Suisse Leveraged Loan Index, plus or minus one year, and over the last five years ended June 30, 2016, the duration of the Index has ranged between 0.001 and 1.925 years. The Fund’s investments in floating rate obligations will generally have short to intermediate maturities (approximately 4-7 years). “Duration” is a measure of a debt security’s price sensitivity to changes in interest rates. The longer the duration of the Fund (or an individual debt security), the more sensitive its market price to changes in interest rates. For example, if market interest rates increase by 1%, the market price of a debt security with a positive duration of 3 will generally decrease by approximately 3%. Conversely, a 1% decline in market interest rates will generally result in an increase of approximately 3% of that security’s market price.

The following replaces the last paragraph under “Goldman Sachs High Yield Floating Rate Fund—Summary—Principal Strategy” in the Prospectus:

The Fund’s benchmark index is the Credit Suisse Leveraged Loan Index.

The following is added below the last row in the table under “Goldman Sachs High Yield Floating Rate Fund—Summary—Average Annual Total Return” in the Prospectus:

Credit Suisse Leveraged Loan Index (reflects no deduction for fees or expenses)*	–0.38%	3.41%

*	Effective October 1, 2016, the Credit Suisse Leveraged Loan Index replaced the Barclays U.S. High Yield Loans Index as the Fund’s benchmark because the Barclays U.S. High Yield Loans Index was discontinued.